Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Debt securities	$ 229,409	$ 232,927
Allowance for credit losses on debt securities at amortized cost	1	75
Debt securities, net of allowance	229,408	232,852
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	227,236	230,488
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,173	2,194
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities		11
Default [member]
Disclosure of financial assets [line items]
Debt securities		234
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	229,393	232,628
Allowance for credit losses on debt securities at amortized cost	1	1
Debt securities, net of allowance	229,392	232,627
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	227,236	230,488
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,157	2,140
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	16	65
Allowance for credit losses on debt securities at amortized cost		4
Debt securities, net of allowance	16	61
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	$ 16	54
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities		11
Stage 3 [member]
Disclosure of financial assets [line items]
Debt securities		234
Allowance for credit losses on debt securities at amortized cost		70
Debt securities, net of allowance		164
Stage 3 [member] | Default [member]
Disclosure of financial assets [line items]
Debt securities		$ 234